RESTRUCTURING (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring charges	0
Predecessor [Member]
Restructuring charges		5.3	5.9	25.3	17.9	30.1